UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2016

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AAM/HIMCO Short Duration Fund
(Class A: ASDAX)
(Class C: ASDCX)
 (Class I: ASDIX)

SEMI-ANNUAL REPORT
December 31, 2016

AAM/HIMCO Short Duration Fund
A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	18
Statement of Operations	20
Statements of Changes in Net Assets	21
Financial Highlights	22
Notes to Financial Statements	25
Expense Examples	33

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/HIMCO Short Duration Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2016 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES – 20.4%
$165,000	ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 1.716%, 4/25/2035[1,2]	$161,989
225,000	ACE Securities Corp. Home Equity Loan Trust Series 2005-WF1 1.416%, 5/25/2035[1,2]	216,810
250,000	Airlie CLO 2006-II Ltd. 1.271%, 12/20/2020[1,2,3]	248,726
250,000	Ally Master Owner Trust 1.104%, 6/17/2019[1,2]	250,051
250,000	American Express Issuance Trust II 1.404%, 8/15/2019[1,2]	250,335
240,000	American Homes 4 Rent 2014-SFR1 2.836%, 6/17/2031[2,3]	240,418
200,000	AmeriCredit Automobile Receivables Trust 2012-5 3.290%, 5/8/2020[1,3]	200,708
100,000	AmeriCredit Automobile Receivables Trust 2013-3 2.380%, 6/10/2019[1]	100,400
10,000	AmeriCredit Automobile Receivables Trust 2014-2 2.180%, 6/8/2020[1]	10,062
150,000	AmeriCredit Automobile Receivables Trust 2015-1 2.510%, 1/8/2021[1]	151,524
409,733	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2004-R9 1.731%, 10/25/2034[1,2]	405,553
125,000	Ascentium Equipment Receivables 2015-2 LLC 3.440%, 10/12/2021[1,3]	126,461
285,000	Asset Backed Securities Corp. Home Equity Loan Trust Series WMC 2005-HE5 1.476%, 6/25/2035[1,2]	278,205
99,999	Axis Equipment Finance Receivables III LLC 3.410%, 4/20/2020[1,3]	97,981
220,000	California Republic Auto Receivables Trust 2014-2 3.290%, 3/15/2021[1]	222,044
250,000	Canyon Capital CLO 2006-1 Ltd. 1.383%, 12/15/2020[1,2,3]	240,902
250,000	Capital Auto Receivables Asset Trust 2015-1 3.160%, 8/20/2020[1]	252,946
180,000	CarMax Auto Owner Trust 2014-2 2.080%, 1/15/2020[1]	180,165
481,487	CIFC Funding 2012-I Ltd. 2.177%, 8/14/2024[1,2,3]	481,484
250,000	Colony American Homes 2014-2 2.636%, 7/17/2031[1,2,3]	249,583
110,000	Commonbond Student Loan Trust 2016-B 4.000%, 10/25/2040[1,3]	108,445

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
	Countrywide Asset-Backed Certificates
$432,207	1.731%, 6/25/2035[1,2]	$430,642
173,931	1.276%, 12/25/2035[1,2]	173,777
12,874	Countrywide Asset-Backed Certificates 2004-10 1.589%, 1/25/2035[1,2]	12,895
250,000	CPS Auto Receivables Trust 2014-A 2.400%, 2/18/2020[1,3]	250,696
100,000	CPS Auto Receivables Trust 2014-D 5.330%, 11/16/2020[1,3]	100,771
200,000	CPS Auto Receivables Trust 2015-C 4.630%, 8/16/2021[1,3]	200,002
100,000	CPS Auto Receivables Trust 2016-A 3.340%, 5/15/2020[1,3]	101,642
400,000	Credit Acceptance Auto Loan Trust 2016-2 4.290%, 11/15/2024[1,3]	398,286
100,000	Earnest Student Loan Program 2016-D LLC 3.800%, 1/25/2041[1,3]	97,319
176,283	Exeter Automobile Receivables Trust 2013-2 4.350%, 1/15/2019[1,3]	177,592
503	Fannie Mae Connecticut Avenue Securities 2.856%, 11/25/2024[1,2]	503
200,000	First Investors Auto Owner Trust 2014-1 3.280%, 4/15/2021[1,3]	200,481
100,000	First Investors Auto Owner Trust 2015-2 4.220%, 12/15/2021[1,3]	101,384
6,239	Flagship Credit Auto Trust 2014-1 1.210%, 4/15/2019[1,3]	6,237
200,000	Flagship Credit Auto Trust 2016-1 3.910%, 6/15/2022[1,3]	204,067
70,000	Flagship Credit Auto Trust 2016-2 3.840%, 9/15/2022[1,3]	71,244
400,000	Ford Credit Auto Owner Trust 2012-D 1.970%, 5/15/2019[1]	400,278
96,671	Foursight Capital Automobile Receivables Trust 2014-1 2.110%, 3/23/2020[1,3]	96,306
126,476	Franklin CLO VI Ltd. 1.117%, 8/9/2019[1,2,3]	126,014
38,181	Freddie Mac Structured Agency Credit Risk Debt Notes 2.106%, 4/25/2028[1,2]	38,199
350,000	Golden Bear 2016-R LLC 5.650%, 9/20/2047[3,4,5]	350,000
250,000	GoldenTree Loan Opportunities IV Ltd. 1.209%, 8/18/2022[1,2,3]	249,371
250,000	GoldenTree Loan Opportunities VII Ltd. 2.632%, 4/25/2025[1,2,3]	249,002

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
$609,497	GSAMP Trust 2004-HE2 1.916%, 9/25/2034[1,2]	$605,429
370,000	HERO Funding II 2016-3B 5.240%, 9/20/2042[1,3,4,5]	370,925
270,000	HERO Funding II 2016-4B 4.990%, 9/20/2047[1,3,4,5]	270,000
33,316	Home Equity Asset Trust 1.796%, 11/25/2034[1,2]	33,293
140,000	Home Equity Asset Trust 2005-5 1.521%, 11/25/2035[1,2]	135,855
	Home Equity Asset Trust 2005-6
22,321	1.226%, 12/25/2035[1,2]	22,325
160,000	1.246%, 12/25/2035[1,2]	157,240
411,532	Home Equity Asset Trust 2005-7 1.136%, 1/25/2036[1,2]	411,160
100,000	Invitation Homes 2014-SFR1 Trust 2.236%, 6/17/2031[1,2,3]	100,030
250,000	Inwood Park CDO Ltd. 1.581%, 1/20/2021[1,2,3]	249,947
147,548	Morgan Stanley ABS Capital I, Inc. Trust 2005-HE3 1.551%, 7/25/2035[1,2]	145,148
49,471	Morgan Stanley ABS Capital I, Inc. Trust 2005-HE4 1.431%, 7/25/2035[1,2]	49,463
344,917	Morgan Stanley ABS Capital I, Inc. Trust 2005-HE5 1.386%, 9/25/2035[1,2]	344,047
360,086	New Century Home Equity Loan Trust 2005-2 1.401%, 6/25/2035[1,2]	359,402
250,000	NextGear Floorplan Master Owner Trust 2.190%, 9/15/2021[1,3]	247,852
	Palmer Square CLO 2014-1 Ltd.
250,000	3.430%, 10/17/2022[1,2,3]	248,502
250,000	2.285%, 1/17/2027[1,2,3]	250,000
300,000	Palmer Square Loan Funding 2016-3 Ltd. 2.713%, 1/15/2025[1,2,3]	299,996
159,368	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-MHQ 1.881%, 12/25/2034[1,2]	158,869
100,000	Prestige Auto Receivables Trust 2014-1 2.390%, 5/15/2020[1,3]	100,116
773,282	RAMP Series 2004-RS11 Trust 1.686%, 11/25/2034[1,2]	773,761
275,000	RAMP Series 2005-EFC2 Trust 1.671%, 7/25/2035[1,2]	264,732
402,202	RASC Series 2005-KS8 Trust 1.236%, 8/25/2035[1,2]	386,515

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
$276,431	RASC Series 2005-KS9 Trust 1.216%, 10/25/2035[1,2]	$262,884
270,000	Santander Drive Auto Receivables Trust 2014-1 2.910%, 4/15/2020[1]	273,306
371,119	Sofi Professional Loan Program 2016-B LLC 1.680%, 3/25/2031[3]	370,481
145,178	Structured Asset Investment Loan Trust 2004-10 1.816%, 11/25/2034[1,2]	144,047
11,756	Structured Asset Investment Loan Trust 2005-2 1.431%, 3/25/2035[1,2]	11,758
99,654	Structured Asset Investment Loan Trust 2005-6 1.476%, 7/25/2035[1,2]	99,434
370,341	Structured Asset Securities Corp. Mortgage Loan Trust 2006-WF2 1.066%, 7/25/2036[1,2]	358,952
200,000	Symphony Clo V Ltd. 2.380%, 1/15/2024[1,2,3]	199,331
300,000	Wasatch Ltd. 1.232%, 11/14/2022[1,2,3]	282,391
100,000	Westlake Automobile Receivables Trust 2016-2 4.100%, 6/15/2021[1,3]	100,374

	TOTAL ASSET-BACKED SECURITIES (Cost $16,537,222)	16,599,065

	BANK LOANS – 7.2%
97,494	Aramark Services, Inc. 3.498%, 2/24/2021[1,2]	98,547
185,026	Ardagh Holdings USA, Inc. 4.000%, 12/17/2019[1,2]	187,454
84,788	Asurion LLC 4.750%, 10/28/2023[1,2]	86,102
170,949	Avago Technologies Cayman Finance Ltd. 3.535%, 2/1/2023[1,2,6]	173,653
123,249	Calpine Corp. 3.500%, 5/27/2022[1,2]	124,027
125,055	CCO Safari III LLC 3.250%, 8/24/2021[2]	125,876
195,125	Change Healthcare Holdings Inc. 3.750%, 11/2/2018[1,2]	195,735
88,653	Communications Sales & Leasing, Inc. 4.500%, 10/24/2022[1,2]	90,049
75,000	Cortes NP Acquisition Corp. 6.000%, 12/31/2023[1,2]	76,125
234,594	DaVita, Inc. 3.500%, 6/24/2021[1,2]	237,351

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

Principal Amount		Value

	BANK LOANS (Continued)
$55,138	Dynegy, Inc. 4.000%, 4/23/2020[1,2]	$55,453
144,194	FCA US LLC 3.500%, 5/24/2017[1,2]	144,779
194,988	Grifols Worldwide Operations USA, Inc. 3.708%, 2/27/2021[1,2]	196,592
	Hilton Worldwide Finance LLC
15,752	3.500%, 10/26/2020[1,2]	15,917
214,173	3.034%, 10/25/2023[1,2]	216,944
226,000	Intelsat Jackson Holdings S.A. 3.750%, 6/30/2019[1,2,6]	219,220
198,182	JC Penney Corp., Inc. 5.250%, 6/23/2023[1,2]	199,379
52,000	Landry's, Inc. 4.000%, 9/22/2023[1,2]	52,608
200,000	Level 3 Financing, Inc. 4.000%, 1/15/2020[1,2]	203,000
129,005	Mallinckrodt International Finance S.A. 3.338%, 3/19/2021[1,2,6]	129,516
221,132	McGraw-Hill Global Education Holdings LLC 5.000%, 4/18/2022[1,2]	221,754
165,748	MGM Growth Properties Operating Partnership LP 4.000%, 4/7/2023[1,2]	167,908
97,510	Micron Technology, Inc. 4.360%, 4/26/2022[1,2]	99,192
130,670	Navistar, Inc. 6.500%, 8/7/2020[1,2]	132,499
95,204	NXP B.V. 3.405%, 12/7/2020[1,2,6]	95,841
82,500	Outfront Media Capital LLC 3.000%, 1/31/2021[1,2]	82,898
97,876	Realogy Group LLC 3.750%, 7/20/2022[1,2]	98,671
103,983	Sabre GLBL, Inc. 4.000%, 2/19/2019[1,2]	105,294
97,500	SBA Senior Finance II LLC 3.340%, 3/24/2021[1,2]	98,155
247,079	Sinclair Television Group, Inc. 3.000%, 4/9/2020[1,2]	247,389
188,718	TransDigm, Inc. 3.750%, 2/28/2020[1,2]	190,399
124,846	Tribune Media Co. 3.750%, 12/27/2020[1,2]	126,110
101,680	United Airlines, Inc. 3.250%, 4/1/2019[1,2]	102,426

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

Principal Amount		Value

	BANK LOANS (Continued)
	Valeant Pharmaceuticals International, Inc.
$52,929	5.250%, 12/11/2019[1,2,6]	$52,934
122,425	5.500%, 3/13/2022[1,2,6]	122,696
104,738	Versum Materials, Inc. 3.357%, 9/30/2023[1,2]	106,063
211,000	Virgin Media Bristol LLC 2.750%, 1/31/2025[1,2]	212,253
175,916	Western Digital Corp. 4.520%, 4/29/2023[1,2]	178,995
251,059	Western Refining, Inc. 5.250%, 11/12/2020[1,2]	252,629
219,413	Windstream Services LLC 3.500%, 8/8/2019[1,2]	219,961
106,679	XPO Logistics, Inc. 4.250%, 10/30/2021[1,2]	108,238

	TOTAL BANK LOANS (Cost $5,778,138)	5,850,632

	COMMERCIAL MORTGAGE-BACKED SECURITIES – 10.1%
9,000,000	BAMLL Commercial Mortgage Securities Trust 2015-200P 0.106%, 4/14/2033[1,2,3,7]	94,766
	Banc of America Commercial Mortgage Trust 2007-3
14,404	5.549%, 6/10/2049[1,2]	14,506
106,495	5.549%, 6/10/2049[1,2]	107,092
150,000	BBCMS Trust 2014-BXO 3.099%, 8/15/2027[2,3]	148,647
79,167	Bear Stearns Asset Backed Securities Trust 2005-SD1 1.156%, 8/25/2043[1,2]	78,491
125,000	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 5.258%, 2/13/2042[1,2,3]	125,394
2,581,856	CFCRE Commercial Mortgage Trust 2016-C3 1.091%, 1/10/2048[1,2,7]	188,437
2,842,255	Citigroup Commercial Mortgage Trust 2014-GC23 1.115%, 7/10/2047[1,2,7]	168,301
	Citigroup Commercial Mortgage Trust 2016-SMPL
10,500,000	1.977%, 9/10/2031[2,3,7]	337,491
200,000	2.576%, 9/10/2031[3]	195,072
250,000	COBALT CMBS Commercial Mortgage Trust 2007-C2 5.526%, 4/15/2047[1,2]	254,375
6,700,000	COMM 2012-LC4 Mortgage Trust 0.589%, 12/10/2044[1,2,3,7]	175,942
200,000	COMM 2013-WWP Mortgage Trust 3.544%, 3/10/2031[1,3]	199,705
1,466,245	COMM 2014-CCRE19 Mortgage Trust 1.265%, 8/10/2047[1,2,7]	87,201

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

Principal Amount		Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$100,000	COMM 2015-CCRE23 Mortgage Trust 3.685%, 5/10/2048[1,2,3]	$99,246
2,000,000	Core Industrial Trust 2015-CALW 0.439%, 2/10/2034[2,3,7]	41,680
100,000	EQTY 2014-INNS Mortgage Trust 2.999%, 5/8/2031[1,2,3]	98,870
	Fannie Mae-Aces
287,915	2.292%, 1/25/2022[2,7]	20,716
7,380,720	0.420%, 6/25/2024[2,7]	180,119
134,147	FDIC Guaranteed Notes Trust 2010-C1 2.980%, 12/6/2020[1,3]	135,274
	FHLMC Multifamily Structured Pass-Through Certificates
2,300,000	1.296%, 9/25/2022[1,2,7]	134,304
5,672,559	0.755%, 1/25/2025[1,2,7]	276,203
1,010,000	1.593%, 6/25/2040[1,2,7]	83,282
805,000	1.796%, 8/25/2042[1,2,7]	57,706
1,300,000	2.113%, 8/25/2042[1,2,7]	165,334
1,750,000	1.438%, 2/25/2043[1,2,7]	112,101
900,000	1.636%, 2/25/2043[1,2,7]	87,268
900,000	1.553%, 10/25/2043[1,2,7]	86,800
1,100,000	1.612%, 1/25/2044[1,2,7]	111,864
	Freddie Mac Multifamily Structured Pass-Through Certificates
4,600,000	0.855%, 9/25/2023[1,2,7]	235,566
2,500,000	1.658%, 10/25/2041[1,2,7]	219,355
2,900,000	1.508%, 4/25/2043[1,2,7]	270,790
48,255	Freddie Mac Structured Agency Credit Risk Debt Notes 1.756%, 2/25/2024[1,2]	48,273
27,603,728	FREMF 2011-K15 Mortgage Trust 0.100%, 8/25/2044[1,3,7]	99,042
125,000	FREMF 2012-K710 Mortgage Trust 3.821%, 6/25/2047[1,2,3]	125,019
240,000	FREMF 2015-K721 Mortgage Trust 3.565%, 11/25/2047[1,2,3]	233,825
	Government National Mortgage Association
653,461	1.114%, 12/16/2049[1,2,7]	44,590
2,456,279	0.840%, 11/16/2054[1,2,7]	128,562
1,850,914	0.793%, 5/16/2055[1,2,7]	75,421
2,808,310	0.810%, 7/16/2055[1,2,7]	158,698
1,314,772	0.752%, 4/16/2056[1,2,7]	68,026
2,031,937	0.793%, 4/16/2056[1,2,7]	115,581
929,054	0.817%, 7/16/2057[1,2,7]	57,818
44,029	Impac Secured Assets CMN Owner Trust 1.816%, 11/25/2034[1,2]	43,458
151,378	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19 5.713%, 2/12/2049[1,2]	152,288

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

Principal Amount		Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$61,009	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10 5.420%, 1/15/2049[1]	$61,025
125,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN 4.304%, 6/15/2029[2,3]	124,146
132,963	JP Morgan Commercial Mortgage Finance Corp. 8.558%, 8/15/2032[1,2]	135,655
982,393	JPMBB Commercial Mortgage Securities Trust 2014-C21 1.094%, 8/15/2047[1,2,7]	58,746
2,554,462	KGS-Alpha SBA COOF Trust 2014-3 1.639%, 5/25/2039[1,2,3,4,5,7]	96,591
2,939,199	KGS-Alpha SBA COOF Trust 2015-1 1.466%, 10/25/2035[1,2,3,4,5,7]	101,035
446,589	KGS-Alpha SBA COOF Trust 2015-2 3.249%, 7/25/2041[1,2,3,4,5,7]	57,917
	Morgan Stanley Capital I Trust 2007-IQ16
218,400	6.049%, 12/12/2049[1,2]	224,029
200,000	6.053%, 12/12/2049[1,2]	205,978
1,536,891	Morgan Stanley Capital I Trust 2012-STAR 1.842%, 8/5/2034[2,3,7]	79,612
54,853	Morgan Stanley Reremic Trust 2.000%, 7/27/2049[1,3]	54,539
16,223	RREF 2015-LT7 LLC 3.000%, 12/25/2032[1,3]	16,223
342,507	Soundview Home Loan Trust 2003-1 4.131%, 8/25/2031[1,2]	342,471
60,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C34 5.818%, 5/15/2046[1,2]	61,397
155,565	WaMu Commercial Mortgage Securities Trust 2007-SL3 5.752%, 3/23/2045[1,2,3]	155,535
2,861,753	Wells Fargo Commercial Mortgage Trust 2015-Lc22 0.914%, 9/15/2058[1,2,7]	157,645
144,617	WFCG Commercial Mortgage Trust 2015-BXRP 3.109%, 11/15/2029[1,2,3]	142,916
3,200,000	WFRBS Commercial Mortgage Trust 2014-C21 0.607%, 8/15/2047[1,2,7]	135,005

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $8,482,278)	8,152,964

	CORPORATE BONDS – 43.0%
	COMMUNICATIONS – 3.3%
125,000	Charter Communications Operating LLC / Charter Communications Operating Capital 3.579%, 7/23/2020[1]	127,529
250,000	Deutsche Telekom International Finance B.V. 2.250%, 3/6/2017[3,6]	250,355

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$214,000	DISH DBS Corp. 6.750%, 6/1/2021	$232,190
150,000	Hughes Satellite Systems Corp. 6.500%, 6/15/2019	163,125
	Sprint Communications, Inc.
224,000	9.000%, 11/15/2018[3]	246,960
80,000	7.000%, 3/1/2020[3]	86,800
230,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 3/20/2023[3]	229,862
245,000	T-Mobile USA, Inc. 6.250%, 4/1/2021[1]	254,800
200,000	TEGNA, Inc. 4.875%, 9/15/2021[1,3]	203,500
150,000	Telefonica Emisiones SAU 3.192%, 4/27/2018[6]	152,157
230,000	Time Warner Cable, Inc. 5.850%, 5/1/2017	233,264
500,000	Verizon Communications, Inc. 1.763%, 6/17/2019[2]	504,546
		2,685,088
	CONSUMER DISCRETIONARY – 4.2%
252,000	Allegiant Travel Co. 5.500%, 7/15/2019	259,560
	Ford Motor Credit Co. LLC
240,000	4.250%, 2/3/2017	240,473
250,000	2.456%, 1/8/2019[2]	254,272
250,000	3.336%, 3/18/2021	251,735
200,000	General Motors Co. 3.500%, 10/2/2018	203,980
	General Motors Financial Co., Inc.
250,000	2.400%, 5/9/2019	249,338
500,000	4.200%, 3/1/2021[1]	515,873
125,000	GLP Capital LP / GLP Financing II, Inc. 4.875%, 11/1/2020[1]	131,250
200,000	Jaguar Land Rover Automotive PLC 4.250%, 11/15/2019[3,6]	206,750
177,000	MGM Resorts International 6.750%, 10/1/2020	196,912
200,000	Royal Caribbean Cruises Ltd. 7.250%, 3/15/2018[6]	212,000
190,000	Service Corp. International 4.500%, 11/15/2020[1]	193,325

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$208,000	United Continental Holdings, Inc. 6.000%, 12/1/2020	$221,000
250,000	Volkswagen Group of America Finance LLC 1.250%, 5/23/2017[3]	249,595
		3,386,063
	CONSUMER STAPLES – 1.7%
300,000	Anheuser-Busch InBev Worldwide, Inc. 1.576%, 8/1/2018[2]	301,842
200,000	Constellation Brands, Inc. 7.250%, 5/15/2017	204,000
375,000	CVS Health Corp. 1.900%, 7/20/2018	376,441
227,000	Kraft Heinz Foods Co. 1.600%, 6/30/2017	227,182
250,000	Reynolds American, Inc. 2.300%, 6/12/2018	251,585
		1,361,050
	ENERGY – 2.9%
	Antero Resources Corp.
160,000	6.000%, 12/1/2020[1]	164,800
200,000	5.375%, 11/1/2021[1]	204,500
125,000	Energy Transfer Equity LP 7.500%, 10/15/2020	139,375
187,000	Holly Energy Partners LP / Holly Energy Finance Corp. 6.500%, 3/1/2020[1]	193,077
230,000	Kinder Morgan Energy Partners LP 6.000%, 2/1/2017	230,697
200,000	Kinder Morgan Finance Co. LLC 6.000%, 1/15/2018[3]	208,240
100,000	PBF Holding Co. LLC / PBF Finance Corp. 8.250%, 2/15/2020[1]	102,500
250,000	Petroleos Mexicanos 5.375%, 3/13/2022[3,6]	255,995
225,000	Sabine Pass Liquefaction LLC 5.625%, 2/1/2021[1]	240,750
190,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.125%, 11/15/2019[1]	192,375
200,000	Tesoro Corp. 5.375%, 10/1/2022[1]	207,500
	Tesoro Logistics LP / Tesoro Logistics Finance Corp.
70,000	5.875%, 10/1/2020[1]	72,188
83,000	6.125%, 10/15/2021[1]	87,150

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$75,000	Williams Partners LP / Williams Partners Finance Corp. 7.250%, 2/1/2017	$75,293
		2,374,440
	FINANCIALS – 20.5%
240,000	ABN AMRO Bank N.V. 4.250%, 2/2/2017[3,6]	240,518
200,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 2.750%, 5/15/2017[6]	200,250
	Ally Financial, Inc.
200,000	4.750%, 9/10/2018	206,000
230,000	3.750%, 11/18/2019	230,984
215,000	American International Group, Inc. 3.300%, 3/1/2021[1]	220,221
	Bank of America Corp.
470,000	5.700%, 5/2/2017	476,405
250,000	1.700%, 8/25/2017	250,334
335,000	1.716%, 4/1/2019[2]	336,576
250,000	Bank of New York Mellon Corp. 1.937%, 10/30/2023[1,2]	253,870
250,000	Barclays Bank PLC 6.050%, 12/4/2017[3,6]	258,272
250,000	Capital One N.A. 2.056%, 8/17/2018[1,2]	252,681
	CIT Group, Inc.
200,000	4.250%, 8/15/2017	202,750
122,000	5.500%, 2/15/2019[3]	128,710
	Citigroup, Inc.
520,000	1.493%, 3/10/2017[2]	520,323
250,000	1.630%, 11/24/2017[2]	250,523
280,000	2.150%, 7/30/2018	280,926
500,000	2.074%, 8/2/2021[2]	505,357
500,000	2.021%, 12/8/2021[1,2]	501,922
600,000	Citizens Bank N.A. 2.300%, 12/3/2018[1]	603,074
300,000	Compass Bank 1.850%, 9/29/2017[1]	299,319
162,000	Crown Castle International Corp. 3.400%, 2/15/2021[1]	164,390
250,000	Discover Bank 2.600%, 11/13/2018[1]	252,168
250,000	Equinix, Inc. 4.875%, 4/1/2020[1]	257,500

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Goldman Sachs Group, Inc.
$475,000	2.087%, 4/30/2018[2]	$479,137
250,000	2.163%, 9/15/2020[1,2]	252,331
500,000	2.241%, 11/15/2021[1,2]	502,702
500,000	HSBC Bank PLC 1.546%, 5/15/2018[2,3,6]	500,169
500,000	HSBC Holdings PLC 2.590%, 5/25/2021[2,6]	510,708
500,000	HSBC USA, Inc. 1.700%, 3/5/2018	499,719
200,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 3.500%, 3/15/2017[1]	200,375
115,000	International Lease Finance Corp. 8.750%, 3/15/2017	116,581
	JPMorgan Chase & Co.
500,000	1.426%, 2/15/2017[2]	500,315
500,000	2.112%, 10/24/2023[1,2]	509,984
500,000	JPMorgan Chase Bank N.A. 1.588%, 9/23/2019[1,2]	500,376
200,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 7.375%, 10/1/2017[1]	200,000
480,000	Lloyds Bank PLC 4.200%, 3/28/2017[6]	483,289
500,000	Mitsubishi UFJ Financial Group, Inc. 2.811%, 3/1/2021[2,6]	517,367
	Morgan Stanley
510,000	2.125%, 4/25/2018	512,032
250,000	2.162%, 4/25/2018[2]	252,616
500,000	2.282%, 10/24/2023[1,2]	505,555
207,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 8/1/2018[1]	210,364
255,000	Navient Corp. 8.450%, 6/15/2018	274,763
350,000	Santander Bank N.A. 1.804%, 1/12/2018[1,2]	350,219
250,000	Santander Holdings USA, Inc. 2.700%, 5/24/2019[1]	249,810
250,000	Santander UK PLC 1.467%, 3/13/2017[2,6]	250,004
500,000	Sumitomo Mitsui Financial Group, Inc. 2.631%, 3/9/2021[2,6]	514,391
200,000	Synchrony Financial 2.111%, 2/3/2020[2]	197,737

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	UBS A.G.
$250,000	1.542%, 8/14/2019[2,6]	$250,689
200,000	7.250%, 2/22/2022[1,2,6]	201,183
250,000	Wells Fargo & Co. 2.117%, 10/31/2023[1,2]	253,086
		16,688,575
	HEALTH CARE – 4.7%
500,000	Abbott Laboratories 2.350%, 11/22/2019	500,589
250,000	AbbVie, Inc. 1.800%, 5/14/2018	250,188
500,000	Actavis Funding SCS 2.208%, 3/12/2020[2,6]	509,573
125,000	Actavis, Inc. 1.875%, 10/1/2017	125,239
260,000	Aetna, Inc. 1.500%, 11/15/2017[1]	259,792
260,000	Celgene Corp. 1.900%, 8/15/2017	260,831
140,000	Centene Corp. 5.625%, 2/15/2021[1]	147,196
70,000	CHS/Community Health Systems, Inc. 5.125%, 8/1/2021[1]	64,925
300,000	HCA, Inc. 6.500%, 2/15/2020	328,200
260,000	McKesson Corp. 1.292%, 3/10/2017	260,063
490,000	Shire Acquisitions Investments Ireland DAC 1.900%, 9/23/2019[6]	483,788
	Tenet Healthcare Corp.
200,000	6.250%, 11/1/2018	211,000
107,000	4.463%, 6/15/2020[1,2]	107,802
38,000	6.000%, 10/1/2020	39,805
200,000	Teva Pharmaceutical Finance Netherlands III B.V. 1.700%, 7/19/2019[6]	196,506
54,000	WellCare Health Plans, Inc. 5.750%, 11/15/2020[1]	55,485
		3,800,982
	INDUSTRIALS – 0.9%
90,000	Case New Holland Industrial, Inc. 7.875%, 12/1/2017	94,613
102,000	CNH Industrial Capital LLC 3.875%, 7/16/2018	103,657

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
$250,000	Fortive Corp. 1.800%, 6/15/2019[3]	$248,445
260,000	Pentair Finance S.A. 1.875%, 9/15/2017[6]	260,388
50,000	SPL Logistics Escrow LLC / SPL Logistics Finance Corp. 8.875%, 8/1/2020[1,3]	43,375
		750,478
	MATERIALS – 2.3%
150,000	Alcoa, Inc. 6.150%, 8/15/2020	163,125
250,000	Anglo American Capital PLC 2.625%, 9/27/2017[3,6]	250,000
260,000	ArcelorMittal 6.250%, 8/5/2020[6]	282,750
110,000	Freeport-McMoRan, Inc. 3.100%, 3/15/2020	107,250
250,000	Glencore Finance Canada Ltd. 3.600%, 1/15/2017[3,6]	250,114
280,000	Kinross Gold Corp. 5.125%, 9/1/2021[1,6]	284,373
125,000	Lundin Mining Corp. 7.500%, 11/1/2020[1,3,6]	132,969
175,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.750%, 10/15/2020[1]	180,469
122,000	Standard Industries, Inc. 5.125%, 2/15/2021[1,3]	127,185
122,000	Steel Dynamics, Inc. 6.125%, 8/15/2019[1]	125,721
		1,903,956
	TECHNOLOGY – 2.1%
250,000	Apple, Inc. 1.181%, 5/6/2019[2]	251,024
	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
412,000	4.420%, 6/15/2021[1,3]	426,315
240,000	5.875%, 6/15/2021[1,3]	255,342
250,000	Hewlett Packard Enterprise Co. 2.850%, 10/5/2018[3]	252,418
255,000	NXP B.V. / NXP Funding LLC 4.125%, 6/1/2021[3,6]	263,288
250,000	S&P Global, Inc. 2.500%, 8/15/2018	252,088
		1,700,475

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	UTILITIES – 0.4%
$63,000	Calpine Corp. 7.875%, 1/15/2023[1,3]	$65,677
200,000	Exelon Corp. 1.550%, 6/9/2017	199,636
39,000	NRG Energy, Inc. 7.625%, 1/15/2018	41,243
		306,556
	TOTAL CORPORATE BONDS (Cost $34,728,000)	34,957,663

	MUNICIPAL BONDS – 0.3%
250,000	State of Illinois 5.365%, 3/1/2017	251,487

	TOTAL MUNICIPAL BONDS (Cost $251,582)	251,487

	U.S. TREASURY SECURITIES – 8.5%
	United States Treasury Note
2,000,000	0.875%, 7/31/2019	1,976,796
2,000,000	1.000%, 9/30/2019	1,979,140
2,000,000	1.000%, 11/15/2019	1,975,938
1,000,000	1.375%, 12/15/2019	997,617

	TOTAL U.S. TREASURY SECURITIES (Cost $6,950,542)	6,929,491

	TOTAL INVESTMENTS – 89.5% (Cost $72,727,762)	72,741,302
	Other Assets in Excess of Liabilities – 10.5%	8,525,248

	TOTAL NET ASSETS – 100.0%	$81,266,550

LLLP – Limited Liability Limited Partnership
LP – Limited Partnership
PLC – Public Limited Company

[1]	Callable.
[2]	Variable, floating, or step rate security.
[3]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $16,384,408.

[4]	Fair valued under procedures established by the Board of Trustees, represents 1.53% of Net Assets. The total value of these securities is $1,246,468.
[5]	Illiquid security. The total illiquid securities represent 1.53% of Net Assets.

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2016 (Unaudited)

[6]	Foreign security denominated in U.S. Dollars.
[7]	Interest-only security.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund
SUMMARY OF INVESTMENTS
As of December 31, 2016 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Asset-Backed Securities	20.4%
Bank Loans	7.2%
Commercial Mortgage-Backed Securities	10.1%
Corporate Bonds
Financials	20.5%
Health Care	4.7%
Consumer Discretionary	4.2%
Communications	3.3%
Energy	2.9%
Materials	2.3%
Technology	2.1%
Consumer Staples	1.7%
Industrials	0.9%
Utilities	0.4%
Total Corporate Bonds	43.0%
Municipal Bonds	0.3%
U.S. Treasury Securities	8.5%
Total Investments	89.5%
Other Assets in Excess of Liabilities	10.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2016 (Unaudited)

Assets:
Investments, at value (cost $72,727,762)	$72,741,302
Cash	8,450,904
Receivables:
Securities sold	20
Fund shares sold	319,963
Dividends and interest	417,591
Due from Advisor	33,614
Prepaid expenses	28,665
Total assets	81,992,059

Liabilities:
Payables:
Investment securities purchased	661,358
Distribution fees - Class A & Class C (Note 8)	2,560
Fund accounting fees	21,934
Fund administration fees	9,880
Transfer agent fees and expenses	7,499
Auditing fees	6,888
Custody fees	3,797
Chief Compliance Officer fees	1,486
Trustees' fees and expenses	1,035
Accrued other expenses	9,072
Total liabilities	725,509

Net Assets	$81,266,550

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$81,582,266
Accumulated net investment loss	(88,083)
Accumulated net realized loss on investments	(241,173)
Net unrealized appreciation on investments	13,540
Net Assets	$81,266,550

AAM/HIMCO Short Duration Fund
STATEMENT OF ASSETS AND LIABILITIES - Continued
As of December 31, 2016 (Unaudited)

Maximum Offering Price Per Share:
Class A Shares:
Net assets applicable to shares outstanding	$6,510,398
Number of shares issued and outstanding	656,472
Net asset value per share[1]	$9.92
Maximum sales charge (2.50% of offering price)[2]	0.25
Maximum offering price to public	$10.17

Class C Shares:
Net assets applicable to shares outstanding	$2,232,862
Number of shares issued and outstanding	225,386
Net asset value per share[3]	$9.91

Class I Shares:
Net assets applicable to shares outstanding	$72,523,290
Number of shares issued and outstanding	7,304,532
Net asset value per share	$9.93

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases of $1 million or more that are redeemed within 18 months of the date of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $100,000 or more, the sales charge may be reduced.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed in whole or in part within 12 months of purchase.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2016 (Unaudited)

Investment Income:
Interest	$814,505
Total investment income	814,505

Expenses:
Advisory fees	135,058
Fund accounting fees	112,006
Fund administration fees	51,041
Transfer agent fees and expenses	39,966
Registration fees	24,340
Legal fees	13,890
Auditing fees	10,386
Custody fees	7,259
Distribution fees - Class C (Note 8)	6,964
Distribution fees - Class A (Note 8)	4,892
Miscellaneous	5,571
Shareholder reporting fees	5,504
Chief Compliance Officer fees	5,082
Shareholder servicing fees (Note 7)	4,300
Trustees' fees and expenses	3,781
Insurance fees	356
Total expenses	430,396
Advisory fees waived	(135,058)
Other expenses absorbed	(222,499)
Net expenses	72,839
Net investment income	741,666

Realized and Unrealized Gain on Investments:
Net realized gain on investments	15,190
Net change in unrealized appreciation/depreciation on investments	159,965
Net realized and unrealized gain on investments	175,155

Net Increase in Net Assets from Operations	$916,821

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2016 (Unaudited)	For the Year Ended June 30, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$741,666	$1,300,949
Net realized gain (loss) on investments	15,190	(110,771)
Net change in unrealized appreciation/depreciation on investments	159,965	9,633
Net increase in net assets resulting from operations	916,821	1,199,811

Distributions to Shareholders:
From net investment income:
Class A	(49,437)	(20,663)
Class C	(11,706)	(6,151)
Class I	(886,927)	(1,191,034)
Total distributions to shareholders	(948,070)	(1,217,848)

Capital Transactions:
Net proceeds from shares sold:
Class A	5,561,286	3,065,361
Class C	1,088,542	1,172,168
Class I	14,377,735	16,020,698
Reinvestment of distributions:
Class A	23,199	19,760
Class C	10,838	5,689
Class I	867,756	1,189,388
Cost of shares redeemed
Class A	(632,099)	(1,777,411)
Class C1	(46,540)	(7,077)
Class I2	(3,834,252)	(7,483,070)
Net increase in net assets from capital transactions	17,416,465	12,205,506

Total increase in net assets	17,385,216	12,187,469

Net Assets:
Beginning of period	63,881,334	51,693,865
End of period	$81,266,550	$63,881,334

Accumulated net investment income (loss)	$(88,083)	$118,321

Capital Share Transactions:
Shares sold:
Class A	559,626	310,695
Class C	109,789	118,915
Class I	1,446,230	1,621,503
Shares reinvested:
Class A	2,337	2,006
Class C	1,093	578
Class I	87,314	120,395
Shares redeemed
Class A	(63,598)	(179,882)
Class C	(4,721)	(721)
Class I	(385,896)	(757,018)
Net increase from capital share transactions	1,752,174	1,236,471

[1]	Net of redemption fee proceeds of $246 and $0, respectively.
[2]	Net of redemption fee proceeds of $298 and $943, respectively.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2016 (Unaudited)		For the Year Ended June 30, 2016	For the Year Ended June 30, 2015
Net asset value, beginning of period	$9.92		$9.94	$10.00
Income from Investment Operations:
Net investment income[1]	0.09		0.20	0.16
Net realized and unrealized gain (loss) on investments	0.03		(0.03)	(0.05)
Total from investment operations	0.12		0.17	0.11

Less Distributions:
From net investment income	(0.12)		(0.19)	(0.17)
From net realized gain	-		-	-	[2]
Total distributions	(0.12)		(0.19)	(0.17)

Net asset value, end of period	$9.92		$9.92	$9.94

Total return[3]	1.23%	[4]	1.70%	1.13%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,511		$1,568	$251

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.42%	[5]	1.28%	1.46%
After fees waived and expenses absorbed	0.42%	[5]	0.33%	0.26%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.87%	[5]	1.07%	0.40%
After fees waived and expenses absorbed	1.87%	[5]	2.02%	1.60%

Portfolio turnover rate	27%	[4]	37%	29%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 2.50% of offering price which is reduced on sales of $100,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class A shares made within 18 months of the date of purchase. If the sales charge was included, total returns would be lower.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2016 (Unaudited)		For the Year Ended June 30, 2016	For the Year Ended June 30, 2015
Net asset value, beginning of period	$9.90		$9.94	$10.00
Income from Investment Operations:
Net investment income[1]	0.06		0.13	0.08
Net realized and unrealized gain (loss) on investments	0.03		(0.03)	(0.04)
Total from investment operations	0.09		0.10	0.04

Less Distributions:
From net investment income	(0.08)		(0.14)	(0.10)
From net realized gain	-		-	-	[2]
Total distributions	(0.08)		(0.14)	(0.10)

Remption fee proceeds	-	[2]	-	-

Net asset value, end of period	$9.91		$9.90	$9.94

Total return[3]	0.90%	[4]	0.97%	0.40%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,233		$1,180	$5

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.17%	[5]	2.03%	2.21%
After fees waived and expenses absorbed	1.17%	[5]	1.08%	1.01%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.12%	[5]	0.32%	(0.35)%
After fees waived and expenses absorbed	1.12%	[5]	1.27%	0.85%

Portfolio turnover rate	27%	[4]	37%	29%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2016 (Unaudited)		For the Year Ended June 30, 2016		For the Year Ended June 30, 2015
Net asset value, beginning of period	$9.93		$9.95		$10.00
Income from Investment Operations:
Net investment income[1]	0.11		0.22		0.18
Net realized and unrealized gain (loss) on investments	0.02		(0.03)		(0.04)
Total from investment operations	0.13		0.19		0.14

Less Distributions:
From net investment income	(0.13)		(0.21)		(0.19)
From net realized gain	-		-		-	[2]
Total distributions	(0.13)		(0.21)		(0.19)

Remption fee proceeds[1]	-	[2]	-	[2]	-

Net asset value, end of period	$9.93		$9.93		$9.95

Total return[3]	1.36%	[4]	1.94%		1.43%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$72,523		$61,133		$51,438

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.17%	[5]	1.03%		1.21%
After fees waived and expenses absorbed	0.17%	[5]	0.08%		0.01%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.12%	[5]	1.32%		0.65%
After fees waived and expenses absorbed	2.12%	[5]	2.27%		1.85%

Portfolio turnover rate	27%	[4]	37%		29%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

AAM/HIMCO Short Duration Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2016 (Unaudited)

Note 1 – Organization
AAM/HIMCO Short Duration Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek to provide current income and long-term total return. The Fund currently offers three classes of shares: Class A, Class C and Class I. The Fund’s inception date was June 30, 2014, but the Fund commenced investment operations on July 1, 2014.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Corporate Debt Securities
Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

AAM/HIMCO Short Duration Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2016 (Unaudited)

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(c) Bank Loans
The Fund may purchase participations in commercial loans (bank loans). Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intend to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest.

(d) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

AAM/HIMCO Short Duration Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2016 (Unaudited)

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open year ended June 30, 2015-2016 and as of and during the six months ended December 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders
The Fund will make distributions of net investment income monthly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the HIMCO Short Duration Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.38% of the Fund’s average daily net assets. The Advisor has engaged Hartford Investment Management Company (the “Sub‐Advisor”) to manage the Fund and pays the Sub‐Advisor from its advisory fees.

The Fund’s advisor has contractually agreed to waive its fees and/or pay for expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 0.84%, 1.59% and 0.59% of the average daily net assets of the Fund's Class A, Class C and Class I Shares, respectively. This agreement is effective until October 31, 2026 and it may be terminated before that date only by the Trust's Board of Trustees.

AAM/HIMCO Short Duration Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2016 (Unaudited)

In addition, the Advisor has voluntarily agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.25%, 1.00% and 0.00% on the capital used to seed the Fund's Class A, Class C and Class I Shares, respectively. The Fund’s advisor will not seek reimbursement of the voluntary advisory fees waived and/or other expenses absorbed.

For the six months ended December 31, 2016, the Advisor waived all of its fees and absorbed other expenses totaling $357,557. The Advisor may recover from the Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratios, including the recovered expenses, fall below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

2018	$3,289
2019	33,297
2020	61,233
Total	$97,819

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended December 31, 2016, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended December 31, 2016, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At December 31, 2016, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$72,727,762

Gross unrealized appreciation	$492,352
Gross unrealized depreciation	(478,812)

Net unrealized appreciation	$13,540

AAM/HIMCO Short Duration Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2016 (Unaudited)

As of June 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$118,321
Undistributed long-term capital gains	-
Tax accumulated earnings	118,321

Accumulated capital and other losses	(256,363)
Unrealized depreciation on investments	(146,425)
Total accumulated deficit	$(284,467)

The tax character of the distribution paid during the fiscal years ended June 30, 2016 and June 30, 2015, were as follows:

Distributions paid from:	2016	2015
Ordinary income	$1,217,848	$972,298
Net long-term capital gains	-	-
Total distributions paid	$1,217,848	$972,298

At June 30, 2016, the Fund had a short-term capital loss carryover of $185,788 and a long-term capital loss carryover of $70,575. To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended December 31, 2016 and the year ended June 30, 2016, the Fund received $544 and $943, respectively, in redemption fees.

Note 6 – Investment Transactions
For the six months ended December 31, 2016, purchases and sales of investments, excluding short-term investments, forward contracts, futures contracts, options contracts and swap contracts were as follows:

Purchases	Sales
$31,306,766	$17,505,252

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of the Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2016, shareholder servicing fees incurred are disclosed on the Statement of Operations.

AAM/HIMCO Short Duration Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2016 (Unaudited)

Note 8 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to its Class A and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A and Class C Shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares are not subject to any distribution or service fees under the Plan.

For the six months ended December 31, 2016, the Fund’s distribution and service fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AAM/HIMCO Short Duration Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2016 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1*	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$15,608,140	$990,925	$16,599,065
Bank Loans	-	5,850,632	-	5,850,632
Commercial Mortgage-Backed Securities	-	7,897,421	255,543	8,152,964
Corporate Bonds[1]	-	34,957,663	-	34,957,663
Municipal Bonds	-	251,487	-	251,487
U.S. Treasury Securities	-	6,929,491	-	6,929,491
Total Investments	$-	$71,494,834	$1,246,468	$72,741,302

[1]	For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 1 securities at period end.

Transfers between levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Balance as of June 30, 2016	$327,057
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	(28,372)
Net purchases	988,833
Net sales	-
Principal paydown	(41,050)
Balance as of December 31, 2016	$1,246,468

AAM/HIMCO Short Duration Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2016 (Unaudited)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2016.

	Fair Value December 31, 2016	Valuation Methodologies	Unobservable Input[1]	Impact to Valuation from an increase in Input[2]
Asset-Backed Securities	$990,925	Market Approach	Single Broker Indicative Quote	Increase
Commercial Mortgage-Backed Securities	$255,543	Market Approach	Single Broker Indicative Quote	Increase

[1]
The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

[2]
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Recently Issued Accounting Pronouncements
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

AAM/HIMCO Short Duration Fund
EXPENSE EXAMPLES
For the Six Months Ended December 31, 2016 (Unaudited)

Expense Examples
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from July 1, 2016 to December 31, 2016.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/16	12/31/16	7/1/16 – 12/31/16
Class A	Actual Performance	$ 1,000.00	$ 1,012.30	$ 2.13
	Hypothetical (5% annual return before expenses)	1,000.00	1,023.09	2.14
Class C	Actual Performance	1,000.00	1,009.00	5.91
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.32	5.94
Class I	Actual Performance	1,000.00	1,013.60	0.87
	Hypothetical (5% annual return before expenses)	1,000.00	1,024.34	0.87

*
Expenses are equal to the Fund’s annualized expense ratios of 0.42%, 1.17% and 0.17% for Class A, Class C and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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AAM/HIMCO Short Duration Fund
A series of Investment Managers Series Trust

Investment Advisor
Advisors Asset Management, Inc.
18925 Base Camp Road, Suite 203
Monument, Colorado 80132

Sub-Advisor
Hartford Investment Management Company
One Hartford Plaza
Hartford, Connecticut 06155

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
AAM/HIMCO Short Duration Fund - Class A	ASDAX	46141P 248
AAM/HIMCO Short Duration Fund - Class C	ASDCX	46141P 230
AAM/HIMCO Short Duration Fund - Class I	ASDIX	46141P 222

Privacy Principles of the AAM /HIMCO Short Duration Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AAM/HIMCO Short Duration Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 966-9661, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 966-9661, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (888) 966-9661. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AAM/HIMCO Short Duration Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 966-9661

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/10/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	3/10/2017

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	3/10/2017